Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Consolidated Financial Statements
Schedule of Error Corrections Consolidated Financial Statements

	As previously reported under US GAAP	Adjustment	As restated under US GAAP
Change in fair value of derivative liability	$1,473,638	$(3,064,400)	$(1,590,762)
Net loss	(2,050,550)	(3,064,400)	(5,114,950)
Net and comprehensive loss	(2,407,790)	(3,064,400)	(5,472,190)
Basic and diluted loss per share	$(0.01)	$(0.02)	$(0.03)

Consolidated Statements of Financial Position as at December 31, 2021

	As previously reported under US GAAP	Adjustment	As restated under US GAAP
Additional paid-in capital	$33,295,413	$3,064,400	$36,359,813
Accumulated deficit	$(30,527,877)	$(3,064,400)	$(33,592,277)
The following table summarizes the line items impacted in the consolidated statements of financial position:

As at December 31, 2023	As previously reported $	Restatement $	As restated $

Accumulated other comprehensive loss	(12,964,837)	(1,058,352)	(14,023,189)
Accumulated deficit	(45,939,198)	1,058,352	(44,880,846)
Total stockholders’ equity	22,212,572	-	22,212,572
 The following table summarizes the line items impacted in the consolidated statements of income (loss) and comprehensive income (loss):

For the year ended December 31, 2023	As previously reported $	Restatement $	As restated $

Foreign exchange gain (loss)	(10,990,604)	1,058,352	(9,932,252)
Total other income (expense)	4,239,593	1,058,352	5,297,945
Net income (loss) before taxes	758,132	1,058,352	1,816,484
Net loss	(1,102,194)	1,058,352	(43,842)

Other comprehensive loss
Foreign currency translation	(8,954,840)	(1,058,352)	(10,013,192)
Comprehensive loss	(10,057,034)	-	(10,057,034)

Net income (loss) per share – Basic and diluted	(0.01)	0.01	(0.00)